MERRILL LYNCH
CAPITAL FUND, INC.





FUND LOGO





Quarterly Report

December 31, 1995






Officers and Directors
Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Ernest S. Watts, Vice President and
   Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863











This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Capital Fund, Inc.
Box 9011
Princeton, NJ
08543-9011





MERRILL LYNCH CAPITAL FUND, INC.


PORTFOLIO SUMMARY


Security Diversification*
As of December 31, 1995


A pie chart illustrating the following percentages:


US Bonds                             40.4%
Non-US Bonds                          5.0%
Cash & Cash Equivalents               4.8%
US Stocks                            39.6%
Non-US Stocks                        10.2%

Security Representation*
As a Percentage of Equities
As of December 31, 1995


A pie chart illustrating the following percentages:


Financial                            27.8%
Credit Cyclicals                      0.2%
Utilities                             6.1%
Capital Goods-Technology              5.5%
Consumer Cyclical                     9.8%
Energy                               20.4%
Transportation                        0.1%
Basic Industries                      8.3%
Diversified                           2.2%
Consumer Services                     3.8%
Capital Goods                         3.3%
Consumer Staples                     12.5%



[FN]
*Totals may not equal 100%.




Geographic Diversification         Percent of
As of December 31, 1995            Net Assets*

United States                        87.4%
Argentina                             4.8
United Kingdom                        2.6
Switzerland                           1.1
France                                1.0
Canada                                0.8
Netherlands                           0.5
Spain                                 0.5
Australia                             0.4
Singapore                             0.3
Finland                               0.2
Colombia                              0.1
Hong Kong                             0.1
Thailand                              0.1
Ireland                               0.1

[FN]
*Includes investments in short-term securities.

US Common Stock Investments                                S&P
As of December 31, 1995                    Fund            500*

Average Capitalization (in billions)       $9.7           $8.9
Price/Book Value                            2.2            3.9
Price/Earnings Ratio**                     14.2           17.1
Yield Based on Current Dividend             2.8%           2.2%

[FN]
 *An unmanaged broad-based index comprised of common stocks.
**Based on 1995 earnings estimates.



Fixed-Income Investments                        Merrill Lynch
As of December 31, 1995              Fund        D0A0 Index*


Duration                          6.0 Years        5.3 Years
Average Maturity                  9.8 Years       12.8 Years
Asset Breakdown:
    Corporates                       49.7%           17.7%
    US Treasuries/Agencies           44.7%           55.9%
    Mortgage-Backed                   2.4%           26.4%
    International Governments         3.2%             --

[FN]
*An unmanaged market weighted corporate, Government and mortgage master bond index reflecting approximately 97% of total outstanding bonds.




DEAR SHAREHOLDER


As 1995 drew to a close, the pace of US economic activity apparently slowed. There was strong evidence of a slowing economy by mid-year, a trend that was quickly reversed as gross domestic product growth rebounded to a 4.2% pace during the third calendar quarter of 1995. However, recent economic releases suggest that this rate of expansion has not been sustained.

A number of key measures of economic growth indicate evidence of slowing momentum. Retail sales for November were soft, a trend that continued throughout the all-important holiday season, reflecting ongoing caution on the part of debt-burdened consumers. At the same time, there has been an increase in initial unemployment claims, along with weak job and income growth. As labor costs continue to decelerate and commodity price pressures remain subdued, inflationary pressures continue to be well under control.

These developments led the Federal Reserve Board to ease its monetary policy slightly at the December 19, 1995 Federal Open Market Committee meeting. However, the Clinton Administration and Congress have yet to reach an agreement in their current Federal budget deliberations. While the probable direction of economic activity will continue to be the primary focus of investors in the weeks ahead, a credible plan for reducing the Federal budget deficit will also be an important factor in the investment outlook.


Portfolio Matters
The year 1995 was the thirteenth year of a bull market that has quintupled investment values, as measured by the unmanaged Standard & Poor's Composite Index of 500 stocks. As we move beyond 1995, our strategy for the Fund remains the same: We intend to invest in a conservative manner by choosing companies whose managements can produce above-average corporate gains as measured on a per share basis, while keeping their balance sheets in sound financial condition. Companies that we believe belong in that category, whose shares are selling at attractive valuations, are the ones in which we will invest.

Entering 1996, the average stock in Merrill Lynch Capital Fund, Inc. was priced at 12.3 times projected 1996 earnings, well below the
16.0 times for the average stock in the Standard & Poor's 500 Composite Index. On average, your portfolio's common stock investments were valued at 2.2 times book value per share compared to 3.9 times for the Index, with an average yield of 2.8% compared to 2.2% for the S&P 500. Common stocks yielded 3% or more 90% of the time during the last seven decades. We do not believe that even 3% is an adequate current yield for stocks in a conservatively managed growth and income fund. Because of the low yields available on equity investments, and the recent strength in equity markets, we have 45.4% of the portfolio invested in bonds maturing, on average, in 9.8 years. This brings the yield for the Fund's long-term investments more in line with the long-term average component of total returns provided by dividends on common stocks. With that accomplished, we take some comfort in noting that the earnings yield--the complement of the price/earnings ratio based on projected 1996 earnings--is 8.1% for your equity holdings in Merrill Lynch Capital Fund, Inc.

We believe the Fund's holdings in stocks and bonds provide current income and the potential for growth of shareholder wealth. In our view, the companies held in the Fund represent solid long-term investments, particularly relative to an apparently modest rate of inflation. In periods of stock price weakness, investments will be increased in those companies that continue to prove that they have above-average capabilities relative to prevailing economic conditions, and to reduce holdings showing greater-than-anticipated price strength or where competitive talents are not adequately demonstrated.

During the quarter ended December 31, 1995, the Fund initiated investments in 26 new common stocks, increased 48, sold 24 and reduced 43. Among the new selections, Nestle S.A. was by far the largest purchase. It had severely lagged the stock markets both in its home country of Switzerland and in the United States, reflecting some operating setbacks which should be corrected. The company has a solid long-term record, and the stock appeared to be moderately priced for conservative growth.

Archer-Daniels-Midland Co. was added to the Fund's portfolio when the stock declined in price, reflecting stories of alleged price fixing. We believe the company has a record of efficiency spanning decades, and that it is a low-cost producer of a substantial part of the United States' needs for processed corn, wheat and soybeans as well as other commodity products. Recent harvests were below expectations, so earnings in the June 1996 fiscal year should be down moderately for Archer-Daniels-Midland. However, the company should be a major beneficiary of expected above-average increases in acres planted for all three major crops in the United States this year.

Additionally, utility and energy stocks appeared to be attractive conservative selections for growth and income. For example, Canadian National Railway Co. appeared to be modestly priced when the company went public, and substantial cost-cutting opportunities seemed to be available to its management. Price weakness was used as an opportunity to increase holdings in Creative Technology, Ltd., Ruam Pattana Fund II, Coastal Corp., Texaco Inc., and Wal-Mart Stores, Inc., because long-term growth prospects remain above-average. Lagging the appreciation recorded by other pharmaceutical stocks, Glaxo Holdings PLC became a more compelling value, so more shares were bought with the expectation of continued above-average growth.

In contrast, Merck & Co., Inc.'s stock price outpaced many drug stocks. The Fund took substantial profits as the valuation of the company's prospects outpaced its growth. An increase in economic uncertainties often causes setbacks in financial stocks. Thus, each of the financial holdings in Merrill Lynch Capital Fund, Inc. was reduced because it appears that the best profits have been realized for quite some time. Bank stocks were excellent performers. However, we expect delinquencies to increase, margins to come under pressure and loan growth might proceed at a slower pace. Reduced income opportunities caused by lower interest rates should impact some property and casualty companies. The Fund's investment in American International Group, Inc. was reduced because the company could be viewed as having inadequate reserves for environmental and asbestos claims. Thus, the Fund's exposure to the financial sector was reduced following generally strong price appreciation.

Price gains were used to take some profits in Cadbury Schweppes PLC, GATX Corp. and selected utility holdings. A price jump in the stock of Federal Paper Board Co., Inc. following its agreement to merge with International Paper Co. provided another opportunity to take substantial profits. PacifiCare Health Systems, Inc. (Class B) was sold after its stock price increased on the rumor that it would be acquired. The Fund sold a number of relatively small positions in order to concentrate capital in more meaningful amounts where the investment opportunities appeared to be clearly above-average.


In Conclusion
We thank you for your interest in the Merrill Lynch Capital Fund, Inc., and we look forward to reviewing our progress with you in the annual report.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Ernest S. Watts)
Ernest S. Watts
Vice President and Portfolio Manager






January 29, 1996





PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/95                       +32.87%        +25.89%
Five Years Ended 12/31/95                 +14.83         +13.60
Ten Years Ended 12/31/95                  +13.80         +13.19

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/95                       +31.52%        +27.52%
Five Years Ended 12/31/95                 +13.66         +13.66
Inception (10/21/88)
through 12/31/95                          +12.38         +12.38

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/95                       +31.48%        +30.48%
Inception (10/21/94)
through 12/31/95                          +24.20         +24.20

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/95                       +32.55%        +25.59%
Inception (10/21/94)
through 12/31/95                          +25.19         +19.66

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Results of a $1,000 Investment Since Inception--Class A Shares


(5.25% sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on November 8, 1973 to
$14,620.76 on December 31, 1995.




Recent Performance Results
                                                                                                 12 Month      3 Month
                                                        12/31/95       9/30/95      12/31/94     % Change     % Change
ML Capital Fund, Inc. Class A Shares*                    $30.55         $31.11       $25.70      +24.55%(1)   +1.82%(2)
ML Capital Fund, Inc. Class B Shares*                     30.04          30.54        25.34      +24.30(1)    +2.05(2)
ML Capital Fund, Inc. Class C Shares*                     29.81          30.36        25.24      +23.88(1)    +1.90(2)
ML Capital Fund, Inc. Class D Shares*                     30.53          31.07        25.70      +24.47(1)    +1.89(2)
Dow Jones Industrial Average**                         5,117.12       4,789.08     3,834.44      +33.45       +6.85
Standard & Poor's 500 Index**                            615.93         584.41       459.27      +34.11       +5.39
ML Capital Fund, Inc. Class A Shares--Total Return*                                              +32.87(3)    +6.85(4)
ML Capital Fund, Inc. Class B Shares--Total Return*                                              +31.52(5)    +6.58(6)
ML Capital Fund, Inc. Class C Shares--Total Return*                                              +31.48(7)    +6.57(8)
ML Capital Fund, Inc. Class D Shares--Total Return*                                              +32.55(9)    +6.80(10)
Dow Jones Industrial Average--Total Return**                                                     +36.92       +7.49
Standard & Poor's 500 Index--Total Return**                                                      +37.54       +6.01

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
  **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
 (1)Percent change includes reinvestment of $1.419 per share capital gains distributions.
 (2)Percent change includes reinvestment of $1.111 per share capital gains distributions.
 (3)Percent change includes reinvestment of $2.036 per share ordinary income dividends and $1.419 per share capital gains distributions.
 (4)Percent change includes reinvestment of $1.542 per share ordinary income dividends and $1.111 per share capital gains distributions.
 (5)Percent change includes reinvestment of $1.748 per share ordinary income dividends and $1.419 per share capital gains distributions.

 (6)Percent change includes reinvestment of $1.365 per share ordinary income dividends and $1.111 per share capital gains distributions.
 (7)Percent change includes reinvestment of $1.832 per share ordinary income dividends and $1.419 per share capital gains distributions.
 (8)Percent change includes reinvestment of $1.399 per share ordinary income dividends and $1.111 per share capital gains distributions.
 (9)Percent change includes reinvestment of $1.978 per share ordinary income dividends and $1.419 per share capital gains distributions.
(10)Percent change includes reinvestment of $1.503 per share ordinary income dividends and $1.111 per share capital gains distributions.




PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                       Net Asset Value             Capital Gains
Period Covered                   Beginning           Ending         Distributed      Dividends Paid*       % Change**
11/8/73--12/31/73                  $14.03            $13.87              --                --                - 1.11%
1974                                13.87             10.78              --             $0.560               -18.62
1975                                10.78             12.83              --              0.510               +23.86
1976                                12.83             14.10              --              0.360               +12.75
1977                                14.10             12.68              --              0.370               - 7.37
1978                                12.68             13.63              --              0.500               +11.65
1979                                13.63             16.54              --              0.650               +26.73
1980                                16.54             17.70           $1.250             1.150               +24.83
1981                                17.70             16.62            1.990             1.150               +11.85
1982                                16.62             17.85            0.830             0.930               +19.27
1983                                17.85             20.63            0.600             0.690               +23.13
1984                                20.63             19.33            1.990             0.670               + 7.98
1985                                19.33             22.57            1.600             0.660               +29.88
1986                                22.57             24.40            2.100             0.440               +19.89
1987                                24.40             19.79            5.763             0.219               + 4.60
1988                                19.79             21.39            1.008             0.742               +17.04
1989                                21.39             24.43            0.723             1.099               +22.98
1990                                24.43             23.01            0.390             1.295               + 1.08
1991                                23.01             26.92            0.262             1.361               +24.69
1992                                26.92             26.33            0.954             0.921               + 5.03
1993                                26.33             27.97            0.699             1.201               +13.71
1994                                27.97             25.70            1.245             1.247               + 0.91
1995                                25.70             30.55            1.419             2.036               +32.87
                                                                     -------           -------
                                                               Total $22.823     Total $18.761

                                                                  Cumulative total return as of 12/31/95: +1,443.09%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


Performance Summary--Class B Shares
                                       Net Asset Value             Capital Gains
Period Covered                   Beginning           Ending         Distributed      Dividends Paid*       % Change**
10/21/88--12/31/88                 $22.64            $21.38           $0.773            $0.537               + 0.25%
1989                                21.38             24.29            0.723             0.961               +21.70
1990                                24.29             22.85            0.390             1.077               + 0.10
1991                                22.85             26.66            0.262             1.147               +23.39
1992                                26.66             26.03            0.954             0.684               + 3.99
1993                                26.03             27.61            0.699             0.930               +12.54
1994                                27.61             25.34            1.245             0.974               - 0.10
1995                                25.34             30.04            1.419             1.748               +31.52
                                                                      ------            ------
                                                                Total $6.465      Total $8.058

                                                                    Cumulative total return as of 12/31/95: +131.69%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.





PERFORMANCE DATA (concluded)



Performance Summary--Class C Shares
                                       Net Asset Value             Capital Gains
Period Covered                   Beginning           Ending         Distributed      Dividends Paid*       % Change**
10/21/94--12/31/94                 $26.81            $25.24           $0.617            $0.543               - 1.47%
1995                                25.24             29.81            1.419             1.832               +31.48
                                                                      ------            ------
                                                                Total $2.036      Total $2.375

                                                                     Cumulative total return as of 12/31/95: +29.55%**


 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




Performance Summary--Class D Shares
                                       Net Asset Value             Capital Gains
Period Covered                   Beginning           Ending         Distributed      Dividends Paid*       % Change**
10/21/94--12/31/94                 $27.27            $25.70           $0.617            $0.572               - 1.33%
1995                                25.70             30.53            1.419             1.978               +32.55
                                                                      ------            ------
                                                                Total $2.036      Total $2.550

                                                                     Cumulative total return as of 12/31/95: +30.78%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



PORTFOLIO INFORMATION


                                        Percent of
Ten Largest Stock Holdings              Net Assets

YPF S.A. (Sponsored) (ADR)                  2.9%
Williams Companies, Inc.                    2.0
Pfizer, Inc.                                1.8
The Goodyear Tire & Rubber Co.              1.8
NationsBank Corp.                           1.5
General Motors Corp.                        1.2
United Technologies Corp.                   1.2
Travelers Inc.                              1.1
Columbia/HCA Healthcare Corp.               1.1
Nestle S.A.                                 1.1

                                        Percent of
Ten Largest Industries                  Net Assets*

Banking                                     8.9%
Insurance                                   7.3
Oil--Integrated                             7.3
Finance                                     5.3
Natural Gas Suppliers                       4.4
Pharmaceuticals                             4.1
Utilities--Electric, Gas & Water            3.3
Diversified Companies                       3.1
Tires & Rubber                              1.8
Hospital Management                         1.8

[FN]
*Based on total holdings in common stocks and bonds.



Common Stock Portfolio Changes for the Quarter
Ended December 31, 1995


Additions

 Aquarion Co.
 Archer-Daniels-Midland Co.
*Baltimore Gas & Electric Co.
 Canadian National Railway Co.
 Cooper Industries, Inc.
 Cultor OY
 Dean Foods Co.
 El Paso Natural Gas Co.
*Elan Corp. PLC (Sponsored) (ADR)
 Energen Corp.
 English China Clays PLC (Ordinary)
 First Colony Holding Corp.
 Kerr-McGee Corp.
 MCN Corp.
*Mid Atlantic Medical Services, Inc.
 Minsura Sociedad Limitada S.A.
  (T Shares)
 National Health Investors, Inc.
 Nestle S.A.
 Nokia Corp. (ADR)
 Northwest Natural Gas Co.
 PT Telekomunikasi Indonesia (ADR)
 South West Properties Trust
 Texas Utilities Co.
*Transport Holdings Inc. (Class A)
 Ultramar Corp.
 Washington Water Power Co.

Deletions

 Albemarle Corp.
 American Greetings Corp.
*Baltimore Gas & Electric Co.
 Consolidated Natural Gas Co.
 Corning Inc.
*Elan Corp. PLC (Sponsored) (ADR)
 Exxon Corp.
 Fleming Cos., Inc.
 Ford Motor Company
 Household International, Inc.
 Kumagai Gumi Co., Ltd. (Ordinary)
 Lilly (Eli) and Company
 MAPCO, Inc.
 Magma Copper Co.
*Mid Atlantic Medical Services, Inc.
 Mobil Corp.
 National Australian Bank Ltd.
 ONEOK Inc.
 Occidental Petroleum Corp.
 PacifiCare Health Systems, Inc. (Class B)
 Pittston Services Group
 Redland PLC
 Roche Holdings AG
*Transport Holdings Inc. (Class A)

[FN]
*Added and deleted in the same quarter.




SCHEDULE OF INVESTMENTS
                                 Shares                                                                             Percent of
Industries                        Held               Common Stocks                        Cost            Value     Net Assets
Aerospace                        228,000   Goodrich (B.F.) Co.                       $   11,309,954   $   15,532,500    0.2%
                                 340,000   Lockheed Martin Corp. (a)                     18,353,186       26,860,000    0.3
                               1,130,000   Rockwell International Corporation            40,367,486       59,748,750    0.7
                                                                                     --------------   --------------  ------
                                                                                         70,030,626      102,141,250    1.2

Automobile Equipment             947,000   Echlin Inc.                                   28,473,821       34,565,500    0.4

Automotive                     1,990,000   General Motors Corp.                          95,352,631      105,221,250    1.2

Banking                          240,000   Banco Bilboa Vizcaya (ADR)*                    5,913,128        8,580,000    0.1
                               1,577,000   Bancorp Hawaii, Inc.                          45,488,956       56,574,875    0.7
                                 600,000   Bangkok Bank Company Ltd.                      5,935,084        7,291,501    0.1
                                 499,000   BankAmerica Corp.                             27,603,488       32,310,250    0.4
                               1,035,900   Chemical Banking Corp.                        37,428,346       60,859,125    0.7
                               1,897,000   NationsBank Corp.                             91,163,281      132,078,625    1.5
                               2,840,000   SouthTrust Corp.                              48,284,026       72,775,000    0.9
                               1,212,000   Union Planters Corp.                          14,897,052       38,632,500    0.4
                                                                                     --------------   --------------  ------
                                                                                        276,713,361      409,101,876    4.8

Beverages                      2,900,000   Cadbury Schweppes PLC                         20,298,573       23,924,835    0.3

Building Materials               241,000   Medusa Corp.                                   6,023,782        6,386,500    0.1

Capital Goods                    488,300   GATX Corp.                                    18,793,048       23,743,588    0.3
                                 330,000   Giddings & Lewis, Inc.                         5,584,452        5,362,500    0.1
                                                                                     --------------   --------------  ------
                                                                                         24,377,500       29,106,088    0.4

Chemicals                        174,000   Dexter Corporation                             4,329,254        4,110,750    0.1
                                 507,000   du Pont (E.I.) de Nemours & Co.               29,269,048       35,426,625    0.4
                                 850,000   Engelhard Corp.                               14,038,210       18,487,500    0.2
                                 355,000   English China Clays PLC (Ordinary)             1,849,850        1,744,013    0.0
                               1,300,000   Imperial Chemical Industries PLC (ADR)*       62,854,854       60,775,000    0.7
                                                                                     --------------   --------------  ------
                                                                                        112,341,216      120,543,888    1.4

Computer Software              1,025,000   Creative Technology, Ltd.                     12,833,743        8,840,625    0.1

Diversified                    2,140,000   Hanson PLC (Sponsored) (ADR)*                 35,957,776       32,635,000    0.4
Companies                     10,599,000   Hillsdown Holdings PLC                        25,028,158       27,968,005    0.3
                                 640,000   Tenneco, Inc.                                 25,492,062       31,760,000    0.4
                               1,100,000   United Technologies Corp.                     63,816,513      104,362,500    1.2
                                 968,000   Worldtex Inc.                                  4,607,763        5,566,000    0.1
                                                                                     --------------   --------------  ------
                                                                                        154,902,272      202,291,505    2.4

Drug Stores                      336,000   Rite Aid Corp.                                 8,302,186       11,508,000    0.1

Electrical Equipment             230,000   Cooper Industries, Inc.                        8,364,916        8,452,500    0.1
                                 880,000   General Electric Co.                          44,473,129       63,360,000    0.8
                                 990,000   Philips Electronics N.V. (ADR)*               22,164,417       35,516,250    0.4
                                                                                     --------------   --------------  ------
                                                                                         75,002,462      107,328,750    1.3

Financial Services               360,000   Federal National Mortgage Association         34,263,026       44,685,000    0.5
                               4,600,000   Ruam Pattana Fund II                           2,722,568        2,785,941    0.0
                                                                                     --------------   --------------  ------
                                                                                         36,985,594       47,470,941    0.5

Food Distribution             16,045,000   Dairy Farm International Holdings
                                           Ltd. (Ordinary)                               19,450,268       14,761,400    0.2

SCHEDULE OF INVESTMENTS (continued)
                                 Shares                                                                             Percent of
Industries                        Held               Common Stocks                        Cost            Value     Net Assets
Foods/Food                     1,530,000   Archer-Daniels-Midland Co.                $   26,698,628   $   27,540,000    0.3%
Processing                       100,000   Cultor OY                                      4,137,171        4,147,179    0.1
                                 200,000   Dean Foods Co.                                 5,412,000        5,500,000    0.1
                                  82,000   Nestle S.A.                                   85,662,287       90,929,000    1.1
                                                                                     --------------   --------------  ------
                                                                                        121,910,086      128,116,179    1.6

Footwear                      28,648,000   Yue Yuen Industrial (Holdings Limited)         7,462,709        7,595,499    0.1

Forest Products                  560,000   Weyerhaeuser Co.                              25,720,280       24,220,000    0.3

Home Builders                    268,000   Oriole Homes Corp.                             2,476,771        1,641,500    0.0

Hospital Management            1,840,000   Columbia/HCA Healthcare Corp.                 87,306,839       93,380,000    1.1
                               2,750,000   Tenet Healthcare Corp. (b)                    34,568,474       57,062,500    0.7
                                                                                     --------------   --------------  ------
                                                                                        121,875,313      150,442,500    1.8

Household Products               150,000   Armor All Products Corp.                       2,726,828        2,662,500    0.0

Insurance                        313,800   Aetna Life & Casualty Co.                     20,113,610       21,730,650    0.3
                               1,630,000   Allstate Corporation                          41,225,010       67,033,750    0.8
                                 350,000   American General Corporation                  12,352,062       12,206,250    0.1
                                 860,000   American International Group, Inc.            54,900,442       79,550,000    0.9
                                 176,000   American National Insurance Co.               10,182,521       11,616,000    0.1
                               1,170,000   EXEL Ltd. (ADR)*                              48,676,056       71,370,000    0.8
                                 320,000   First Colony Holding Corp.                     8,066,386        8,120,000    0.1
                               1,375,000   Fremont General Corp.                         27,740,488       50,531,250    0.6
                                 432,000   Horace Mann Educators Corp.                   10,621,148       13,500,000    0.2
                                 100,000   Integon Corp.                                  1,666,308        2,062,500    0.0
                               2,000,000   Lowndes Lambert Group Holdings PLC             5,013,508        4,097,808    0.1
                                 307,000   Provident Life & Accident Insurance Co.        7,798,461       10,399,625    0.1
                               1,580,000   Safeco Corp.                                  41,769,848       54,510,000    0.6
                                 685,000   Sphere Drake Holdings Ltd.                    10,168,638        9,590,000    0.1
                                 520,000   St. Paul Companies, Inc.                      26,176,571       28,925,000    0.3
                                 465,000   TIG Holdings, Inc.                            10,689,988       13,252,500    0.2
                               1,490,000   Travelers Inc.                                32,540,660       93,683,750    1.1
                                 211,000   USLIFE Corporation                             5,092,128        6,303,625    0.1
                                                                                     --------------   --------------  ------
                                                                                        374,793,833      558,482,708    6.5

Iron & Steel                     542,000   Birmingham Steel Corp.                        11,727,398        8,062,250    0.1
                                 427,000   British Steel PLC (ADR)*                      12,000,114       10,941,875    0.1
                                 912,000   Cleveland-Cliffs, Inc.                        31,071,506       37,392,000    0.4
                                                                                     --------------   --------------  ------
                                                                                         54,799,018       56,396,125    0.6

Leisure/Hotels                 1,080,000   Carnival Corp. (Class A)                      25,090,663       26,325,000    0.3
                               3,300,000   Mandarin Oriental International Ltd.           3,198,247        3,993,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         28,288,910       30,318,000    0.4

Manufactured Housing             440,000   Fleetwood Enterprises, Inc.                    9,375,098       11,330,000    0.1

Metals & Basic                   347,000   Cameco Corp.                                   7,535,147       12,907,902    0.2
Materials                        450,000   Minsura Sociedad Limitada S.A. (T Shares)      3,276,354        3,172,324    0.0
                                 399,000   Newmont Mining Corp.                          14,990,196       18,054,750    0.2
                                                                                     --------------   --------------  ------
                                                                                         25,801,697       34,134,976    0.4


SCHEDULE OF INVESTMENTS (continued)
                                 Shares                                                                             Percent of
Industries                        Held               Common Stocks                        Cost            Value     Net Assets
Natural Gas                    1,510,000   Coastal Corp.                             $   42,935,160   $   56,247,500    0.7%
Suppliers                        703,000   El Paso Natural Gas Co.                       19,275,213       19,947,625    0.2
                                 690,000   MetroGas S.A. (ADR)*                           8,250,336        6,727,500    0.1
                               3,694,000   TransCanada Pipelines, Ltd. (ADR)*            54,426,444       50,792,500    0.6
                               3,900,000   Williams Companies, Inc.                     104,744,564      171,112,500    2.0
                                                                                     --------------   --------------  ------
                                                                                        229,631,717      304,827,625    3.6

Oil--Integrated                  120,000   Kerr-McGee Corp.                               7,142,403        7,620,000    0.1
                               2,000,000   Phillips Petroleum Co.                        69,200,011       68,250,000    0.8
                               1,040,000   Repsol, S.A. (Ordinary)                       30,515,180       34,094,845    0.4
                                 900,000   Texaco Inc.                                   59,757,901       70,650,000    0.8
                               2,500,000   TOTAL S.A. (ADR)*                             69,950,840       85,000,000    1.0
                              11,313,000   YPF S.A. (Sponsored) (ADR)*                  234,428,432      244,643,625    2.9
                                                                                     --------------   --------------  ------
                                                                                        470,994,767      510,258,470    6.0

Oil--Refining &                  319,000   Ultramar Corp.                                 8,258,567        8,214,250    0.1
Marketing

Oil Service                    1,265,000   Dresser Industries, Inc.                      28,464,979       30,834,375    0.4

Paper                            310,000   Federal Paper Board Co., Inc.                  7,723,063       16,081,250    0.2
                               2,800,000   Jefferson Smurfit Group                        8,705,331        6,736,548    0.1
                               1,170,000   Temple-Inland, Inc.                           54,672,820       51,626,250    0.6
                                                                                     --------------   --------------  ------
                                                                                         71,101,214       74,444,048    0.9

Pharmaceuticals                  502,300   Block Drug, Inc. (Class A)                    15,206,005       17,329,350    0.2
                               2,055,000   Glaxo Holdings PLC (ADR)*                     51,370,263       58,053,750    0.7
                               1,090,000   Mallinckrodt Group Inc.                       33,368,275       39,648,750    0.5
                                 415,000   Merck & Co., Inc.                             19,131,767       27,286,250    0.3
                               2,480,000   Pfizer, Inc.                                 112,309,578      156,240,000    1.8
                                 500,000   Warner-Lambert Co.                            40,354,373       48,562,500    0.6
                                                                                     --------------   --------------  ------
                                                                                        271,740,261      347,120,600    4.1

Photography                      329,000   Eastman Kodak Co.                             18,679,679       22,043,000    0.3

Plastic Recycling              1,065,000   Wellman Inc.                                  23,401,879       24,228,750    0.3

Railroads                        255,000   Canadian National Railway Co.                  3,581,623        3,825,000    0.0

Real Estate                      200,000   National Health Investors, Inc.                6,362,000        6,625,000    0.1
Investment Trusts              1,860,000   RFS Hotel Investors, Inc.                     28,125,066       28,597,500    0.3
                                 170,000   South West Properties Trust                    2,163,387        2,295,000    0.0
                               1,283,000   Walden Residential Properties, Inc.           24,384,631       26,782,625    0.3
                                                                                     --------------   --------------  ------
                                                                                         61,035,084       64,300,125    0.7

Retail Trade                   2,711,000   Wal-Mart Stores, Inc.                         65,485,088       60,658,625    0.7

Savings & Loan                   470,000   Ahmanson (H.F.) & Co.                          9,596,525       12,455,000    0.2
Associations

Services                       1,670,000   PHH Corp.                                     62,537,753       78,072,500    0.9
                                 440,000   Rollins, Inc.                                 11,044,159        9,735,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         73,581,912       87,807,500    1.0

Telecommunications             1,780,000   GTE Corp.                                     55,498,701       78,320,000    0.9
                                 250,000   Nokia Corp. (ADR)*                             8,352,445        9,718,750    0.1
                                 100,000   PT Telekomunikasi Indonesia (ADR)*             1,848,136        2,525,000    0.0
                                                                                     --------------   --------------  ------
                                                                                         65,699,282       90,563,750    1.0

SCHEDULE OF INVESTMENTS (continued)
                                 Shares                                                                             Percent of
Industries                       Held                Common Stocks                        Cost            Value     Net Assets
Tires & Rubber                 3,425,000   The Goodyear Tire & Rubber Co.            $  132,103,543   $  155,409,375    1.8%

Utilities--Electric,             150,000   American Water Works Co., Inc.                 4,170,603        5,831,250    0.1
Gas & Water                      101,000   Aquarion Co.                                   2,306,022        2,575,500    0.0
                                 100,000   Central Hudson Gas & Electric Corp.            2,607,280        3,087,500    0.0
                                 126,000   Energen Corp.                                  2,854,783        3,039,750    0.0
                                 575,000   Entergy Corp.                                 13,533,192       16,818,750    0.2
                                 950,000   Illinova Corp                                 19,575,244       28,500,000    0.3
                                 100,000   MCN Corp.                                      2,046,563        2,325,000    0.0
                                 181,000   Montana Power Co.                              4,165,397        4,095,125    0.1
                                 127,000   Northwest Natural Gas Co.                      4,147,913        4,127,500    0.1
                               1,900,000   Pinnacle West Capital Corp.                   37,516,110       54,625,000    0.6
                                 116,000   Public Service Company of North Carolina       1,832,259        2,073,500    0.0
                                 170,000   Texas Utilities Co.                            6,767,700        6,991,250    0.1
                               1,230,000   Unicom Corp.                                  27,333,892       40,282,500    0.5
                                 327,000   Washington Water Power Co.                     5,488,938        5,722,500    0.1
                                                                                     --------------   --------------  ------
                                                                                        134,345,896      180,095,125    2.1

                                           Total Common Stocks                       3,384,020,594     4,205,618,013   49.4


                              Face Amount           Corporate Bonds

Automobile Parts           $  20,000,000   Eaton Corp., 6.50% due 6/01/2025              19,929,200       21,158,600    0.3

Automotive                    10,000,000   Ford Motor Co., 5.625% due 12/15/1998          9,703,400        9,927,200    0.1
                              22,000,000   Hertz Corp., 6.70% due 6/15/2002              21,982,500       22,628,540    0.3
                                                                                     --------------   --------------  ------
                                                                                         31,685,900       32,555,740    0.4

Banking                       20,000,000   Banco Rio de la Plata, 8.75% due
                                           12/15/2003                                    20,060,800       17,500,000    0.2
                              10,000,000   Bank of Boston Corp., 6.625% due
                                           12/01/2005                                     8,621,750       10,173,900    0.1
                                           BankAmerica Corp.:
                              15,000,000     6.875% due 6/01/2003                        14,149,050       15,553,050    0.2
                              30,000,000     6.75% due 9/15/2005                         29,591,750       31,065,000    0.4
                              10,000,000   Bankers Trust Company, 7.50% due
                                           1/15/2002                                      9,688,700       10,570,700    0.1
                                           The Chase Manhattan Corp.:
                              30,000,000     6.50% due 8/01/2005                         29,105,700       30,055,800    0.4
                              20,000,000     6.75% due 8/15/2008                         17,436,420       20,381,800    0.2
                                           Chemical Bank:
                              11,400,000     7% due 6/01/2005                            11,191,266       11,980,146    0.1
                              12,000,000     6.50% due 1/15/2009                         10,872,840       12,057,840    0.1
                                           First Chicago Corp.:
                              15,000,000     6.875% due 6/15/2003                        13,963,300       15,618,900    0.2
                              15,000,000     6.375% due 1/30/2009                        13,276,092       14,868,900    0.2
                               6,000,000   First Hawaiian, Inc., 6.25% due
                                           8/15/2000                                      5,841,600        5,996,940    0.1
                                           First Security Corp.:
                               5,000,000     5.71% due 2/09/1999                          5,000,000        4,988,900    0.1
                              10,000,000     7% due 7/15/2005                             9,978,700       10,428,750    0.1
                              30,000,000   First Union Corp., 6.55% due
                                           10/15/2035                                    29,953,350       31,200,900    0.4
                                           Great Western Financial Corp.:
                              13,000,000     6.125% due 6/15/1998                        12,244,010       13,086,970    0.2
                              10,000,000     6.375% due 7/01/2000                         9,998,800       10,144,300    0.1
                                           NationsBank Corp.:
                              10,500,000     5.70% due 9/11/2000                          9,545,865       10,433,745    0.1
                               8,000,000     6.20% due 8/15/2003                          7,657,280        8,062,720    0.1
                              25,000,000     6.50% due 8/15/2003                         22,104,200       25,507,750    0.3
                              20,000,000   Union Planters Corp., 6.25%
                                           due 11/01/2003                                18,756,100       19,894,800    0.2
                              20,000,000   Wachovia Corp., 6.605% due 10/01/2025         20,012,500       20,680,200    0.2
                                                                                     --------------   --------------  ------
                                                                                        329,050,073      350,252,011    4.1



SCHEDULE OF INVESTMENTS (continued)
                                                                                                                    Percent of
Industries                    Face Amount           Corporate Bonds                       Cost            Value     Net Assets
Broadcasting &              $ 30,000,000   News America Holdings, Inc., 7.50%
Publishing                                 due 3/01/2000                             $   29,179,330   $   31,552,500    0.4%

Capital Goods                  5,000,000   Giddings & Lewis, Inc., 7.50% due
                                           10/01/2005                                     5,000,000        5,236,750    0.1

Chemicals                     25,000,000   Union Carbide Corp., 6.79% due
                                           6/01/2025                                     25,000,000       26,795,750    0.3

Diversified                                Grace (W.R.) & Co.:
Companies                     10,000,000     6.85% due 6/23/1997                          9,903,700       10,173,800    0.1
                              20,000,000     7.40% due 2/01/2000                         19,663,100       20,876,200    0.3
                                           Tenneco, Inc.:
                              15,000,000     7.875% due 10/01/2002                       14,619,180       16,382,550    0.2
                              10,000,000     6.50% due 12/15/2005                         9,941,900       10,054,400    0.1
                                                                                     --------------   --------------  ------
                                                                                         54,127,880       57,486,950    0.7

Electronics                   10,000,000   Philips Electronics N.V., 7.125%
                                           due 5/15/2025                                  9,972,650       11,133,600    0.1

Finance                        5,000,000   Caterpillar Financial Services Corp.,
                                           5.35% due 11/10/1998                           4,924,800        4,947,550    0.1
                                           Chrysler Finance Corp.:
                              13,000,000     6.50% due 6/15/1998                         12,752,820       13,244,920    0.1
                              12,000,000     5.375% due 10/15/1998                       11,439,770       11,826,720    0.1
                              30,000,000     6.20% due 12/06/2000                        30,000,000       30,143,400    0.4
                                           Ford Motor Credit Co.:
                              10,000,000     5.625% due 1/15/1999                         9,928,500        9,975,310    0.1
                              20,000,000     6.25% due 11/08/2000                        19,934,000       20,271,800    0.2
                              40,000,000   GTE Finance Corp., 5.81% due
                                           12/15/1997                                    40,000,000       39,932,800    0.5
                               8,000,000   General Electric Capital Corp.,
                                           5.13% due 4/01/2004                            8,000,000        9,112,240    0.1
                                           General Motors Acceptance Corp.:
                              10,000,000     6.375% due 9/01/1998                         9,983,700       10,162,100    0.1
                              15,000,000     5.95% due 1/11/1999                         13,783,650       15,093,450    0.2
                              25,000,000     5.875% due 1/12/1999                        25,044,500       25,104,250    0.3
                              48,500,000     5.625% due 2/01/1999                        47,273,190       48,270,110    0.6
                              10,000,000     7.15% due 4/30/1999                          9,884,400       10,413,900    0.1
                              21,000,000     7.375% due 6/22/2000                        20,693,890       22,190,910    0.3
                              30,000,000     6.75% due 6/10/2002                         29,520,300       30,956,700    0.4
                              10,000,000   Greyhound Financial Corp., 6.75%
                                           due 3/25/1999                                  9,694,200       10,207,700    0.1
                                           Household Finance Corp.:
                              15,000,000     7.125% due 4/30/1999                        14,356,800       15,584,700    0.2
                              10,000,000     7.45% due 4/01/2000                          9,958,700       10,575,900    0.1
                              10,300,000     6.50% due 7/15/2003                         10,202,253       10,406,708    0.1
                                           International Lease Finance Corp.:
                              25,000,000     5.98% due 11/16/1998                        24,975,500       25,084,750    0.3
                              22,500,000     6.05% due 4/30/1999                         22,368,375       22,591,350    0.3
                               5,000,000     7.10% due 6/15/1999                          4,930,900        5,180,250    0.1
                              10,000,000   Margaretten Financial Corp., 6.75%
                                           due 6/15/2000                                  9,621,060       10,213,400    0.1
                                           Sears, Roebuck Acceptance Corp.:
                              20,000,000     6.50% due 6/15/2000                         20,025,000       20,460,600    0.2
                              15,000,000     6.29% due 10/18/2000                        14,956,800       15,207,300    0.2
                                                                                     --------------   --------------  ------
                                                                                        434,253,108      447,158,818    5.3

Financial                                  GATX Corp.:
Leasing                       30,000,000     5.45% due 3/18/1996                         30,000,000       29,972,700    0.4
                              15,000,000     5.48% due 3/22/1996                         15,000,000       14,986,800    0.2
                              25,000,000     6.69% due 11/30/2005                        24,984,750       25,672,250    0.3

SCHEDULE OF INVESTMENTS (continued)
                                                                                                                    Percent of
Industries                    Face Amount           Corporate Bonds                       Cost            Value     Net Assets
Financial                                  XTRA Corp.:
Leasing                     $ 20,000,000     6.79% due 8/01/2001                     $   19,945,800   $   20,625,400    0.2%
(concluded)                   20,000,000     6.68% due 11/30/2001                        20,000,000       20,508,400    0.2
                                                                                     --------------   --------------  ------
                                                                                        109,930,550      111,765,550    1.3

Financial Services            10,000,000   American Express Credit Corp., 6.125%
                                           due 11/15/2001                                 9,963,300       10,086,400    0.1
                                           Finova Capital Corp.:
                              25,000,000     6.45% due 6/01/2000                         24,766,550       25,348,750    0.3
                              10,000,000     6.56% due 11/15/2002                        10,000,000       10,153,200    0.1
                              20,000,000   First USA Corp., 6.375% due 10/23/2000        19,937,600       20,390,400    0.2
                                           McDonnell Douglas Finance Corp.:
                              10,000,000     6.375% due 7/15/1999                         9,877,343       10,137,000    0.1
                              10,000,000     6.77% due 9/11/2002                          9,983,500       10,066,300    0.1
                              20,000,000     6.965% due 9/12/2005                        20,049,200       20,540,000    0.3
                                           Smith Barney Shearson Holdings, Inc.:
                              20,000,000     6% due 3/15/1997                            19,897,700       20,080,400    0.2
                              20,000,000     7% due 5/15/2000                            19,930,000       20,781,200    0.3
                                                                                     --------------   --------------  ------
                                                                                        144,405,193      147,583,650    1.7

Food & Tobacco                             RJR Nabisco Holding Corp.:
                              21,000,000     6.70% due 6/15/2002                         20,830,000       21,354,690    0.3
                              20,000,000     6.85% due 6/15/2005                         20,000,000       20,312,000    0.2
                                                                                         40,830,000       41,666,690    0.5

Foreign Government            20,000,000   Province of Buenos Aires, 11.50%
Obligations                                due 10/19/1998                                20,000,000       20,388,000    0.2
                                           Republic of Argentina:
                              50,000,000     8.375% due 12/20/2003                       36,266,250       42,250,000    0.5
                              75,000,000     6.812% due 3/31/2005                        50,225,000       53,437,500    0.6
                               4,500,000   Republic of Colombia, 7.25% due
                                           2/23/2004                                      4,145,000        4,316,580    0.1
                                                                                     --------------   --------------  ------
                                                                                        110,636,250      120,392,080    1.4

Hospital                                   Columbia/HCA Healthcare Corp.:
                              20,000,000     6.125% due 12/15/2000                       18,456,800       20,139,800    0.2
                              20,000,000     6.91% due 6/15/2005                         19,919,400       20,894,800    0.3
                              17,500,000     6.63% due 7/15/2045                         17,149,625       18,291,350    0.2
                               5,000,000   Tenet Healthcare Corp., 9.625%
                                           due 9/01/2002                                  5,000,000        5,500,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         60,525,825       64,825,950    0.8

Industrial                     9,775,000   Crane Co., 7.25% due 6/15/1999                 9,619,840       10,103,049    0.1

Insurance                     15,125,000   Integon Corp., 8% due 8/15/1999               15,225,519       15,559,693    0.2
                              10,000,000   NAC Re Corp., 8% due 6/15/1999                10,189,300       10,545,900    0.1
                                           Travelers Inc.:
                              20,000,000     6.125% due 6/15/2000                        18,772,550       20,070,400    0.2
                              20,000,000     6.875% due 6/01/2025                        20,037,200       21,658,400    0.3
                                                                                     --------------   --------------  ------
                                                                                         64,224,569       67,834,393    0.8

Machinery                     15,000,000   Black & Decker Corp., 6.625%
                                           due 11/15/2000                                14,248,100       15,301,200    0.2
                              20,000,000   FMC Corp., 6.375% due 9/01/2003               18,940,800       19,760,800    0.2
                                           Harris Corp.:
                              22,500,000     6.375% due 8/15/2002                        22,461,850       22,757,850    0.3
                              10,000,000     10.375% due 12/01/2018                      10,541,400       11,301,700    0.1
                              10,000,000   TRINOVA Corp., 7.95% due 5/01/1997             9,975,000       10,249,700    0.1
                                                                                     --------------   --------------  ------
                                                                                         76,167,150       79,371,250    0.9



SCHEDULE OF INVESTMENTS (continued)
                                                                                                                    Percent of
Industries                    Face Amount           Corporate Bonds                       Cost            Value     Net Assets
Manufactured               $   3,000,000   Oakwood Homes Corp., 9.125%
Housing                                    due 6/01/2007                             $    3,000,000   $    3,011,250    0.0%

Natural Gas                                Coastal Corp.:
Suppliers                     13,000,000     8.75% due 5/15/1999                         13,055,960       14,027,260    0.2
                              30,000,000     8.125% due 9/15/2002                        29,984,410       32,813,100    0.4
                              15,000,000   ENSERCH Corporation, 7.125%
                                           due 6/15/2005                                 15,095,150       15,810,900    0.2
                                                                                     --------------   --------------  ------
                                                                                         58,135,520       62,651,260    0.8

Oil--Integrated                            Occidental Petroleum Corp.:
                              12,000,000     5.85% due 11/09/1998                        11,150,172       12,029,520    0.1
                              14,475,000     5.90% due 11/09/1998                        14,325,907       14,529,426    0.2
                              18,375,000     6.24% due 11/24/2000                        18,135,306       18,618,653    0.2
                              11,000,000     11.75% due 3/15/2011                        11,730,250       11,647,350    0.1
                                           Union Texas Petroleum Holdings, Inc.:
                              10,000,000     6.70% due 11/18/2002                        10,000,000       10,165,000    0.1
                              20,000,000     6.81% due 12/05/2007                        20,000,000       20,641,600    0.3
                              25,000,000   YPF S.A., 8% due 2/15/2004                    21,533,750       23,500,000    0.3
                                                                                     --------------   --------------  ------
                                                                                        106,875,385      111,131,549    1.3

Oil--Related                  20,000,000   Tosco Corporation, 7% due 7/15/2000           19,894,250       20,275,000    0.2

Railroads                      3,000,000   Burlington Northern, Inc., 7.40%
                                           due 5/15/1999                                  2,993,580        3,132,030    0.0

Services                      19,375,000   ADT Operations, 8.25% due 8/01/2000           19,511,125       20,440,625    0.2

Steel                         20,000,000   USX Corp., 6.375% due 7/15/1998               19,894,000       20,156,800    0.2

Telecommunications            25,000,000   AT&T Capital Corp., 6.07% due
                                           10/24/1997                                    25,000,000       25,220,000    0.3
                              10,000,000   Bell Atlantic Financial Services, Inc.,
                                           5.47% due 4/27/1998                           10,031,400        9,994,400    0.1
                              10,000,000   Pacific Telecom, Inc., 6.625% due
                                           10/20/2005                                    10,000,000       10,177,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         45,031,400       45,391,400    0.5

Transportation                10,000,000   General American Transportation Corp.,
                                           6.44% due 11/13/2001                          10,000,000       10,140,600    0.1

Utilities--Electric,          10,000,000   Commonwealth Edison Co., 6% due
Gas & Water                                3 /15/1998                                    10,157,200       10,039,000    0.1
                              25,000,000   Enron Corp., 6.75% due 7/01/2005              24,050,050       25,549,250    0.3
                               5,000,000   Long Island Lighting Co., 7.625%
                                           due 4/15/1998                                  4,986,210        5,025,200    0.1
                              10,000,000   Niagara Mohawk Power Corp., 5.875%
                                           due 9/01/2002                                  9,196,500        8,924,300    0.1
                                           PECO Energy Co.:
                               5,000,000     7.50% due 1/15/1999                          5,043,600        5,238,950    0.1
                              20,000,000     5.625% due 11/01/2001                       18,908,800       19,474,800    0.2
                                           Texas Utilities Co.:
                               5,000,000     7.125% due 6/01/1997                         4,987,500        5,100,450    0.1
                               9,500,000     5.75% due 7/01/1998                          9,297,135        9,519,000    0.1
                                           United Illuminating Co.:
                               5,000,000     7.375% due 1/15/1998                         5,003,125        5,104,500    0.1
                               5,000,000     6.20% due 1/15/1999                          4,693,050        4,978,400    0.0
                                                                                     --------------   --------------  ------
                                                                                         96,323,170       98,953,850    1.2

                                           Total Corporate Bonds                     1,936,195,948     2,022,157,695   23.7



SCHEDULE OF INVESTMENTS (concluded)
                                                                                                                    Percent of
                              Face Amount    Collateralized Mortgage Obligations          Cost            Value     Net Assets
                                           Federal Home Loan Mortgage Corp.:
                           $  20,000,000     5.80% due 4/15/2006                     $   18,615,625   $   19,868,600    0.3%
                              15,711,806     6% due 4/15/2006                            15,349,084       15,814,875    0.2
                                           Federal National Mortgage Association:
                              20,000,000     5.10% due 3/25/2002                         19,256,250       19,837,400    0.2
                              12,000,000     6.50% due 1/25/2008                         11,608,125       12,116,160    0.1
                              10,000,000     5% due 4/25/2014                             9,756,250        9,884,300    0.1
                              14,893,879   Prudential Home Mortgage Security Co.,
                                           5.25% due 12/25/2000                          14,256,235       14,591,236    0.2

                                           Total Collateralized Mortgage Obligations     88,841,569       92,112,571    1.1

                                             US Government Obligations

                                           US Treasury Notes:
                             130,000,000     6.375% due 8/15/2002                       124,197,885      136,316,700    1.6
                             450,000,000     5.75% due 8/15/2003                        437,942,500      455,413,500    5.3
                             515,000,000     5.875% due 2/15/2004                       509,188,281      525,861,350    6.2
                             385,000,000     7.25% due 5/15/2016                        368,873,869      439,619,950    5.2
                             150,000,000     6.25% due 8/15/2023                        144,208,008      154,336,500    1.8

                                           Total US Government Obligations            1,584,410,543    1,711,548,000   20.1

                                             Short-Term Investments

Commercial Paper**            40,000,000   Ciesco L.P., 5.70% due 1/12/1996              39,917,667       39,917,667    0.5
                              20,000,000   Corporate Asset Funding Co. Inc.,
                                           5.75% due 1/05/1996                           19,980,833       19,980,833    0.2
                                           du Pont (E.I.) de Nemours & Co.:
                              50,000,000     5.70% due 1/12/1996                         49,897,083       49,897,083    0.6
                              50,000,000     5.77% due 1/19/1996                         49,839,722       49,839,722    0.6
                              82,865,000   General Electric Capital Corp., 5.90%
                                           due 1/02/1996                                 82,824,258       82,824,258    1.0
                              10,000,000   IBM Credit Corp., 5.69% due 1/26/1996          9,957,325        9,957,325    0.1
                              40,000,000   National Australia Funding (Delaware)
                                           Inc., 5.65% due 2/12/1996                     39,723,778       39,723,778    0.4
                              35,000,000   Preferred Receivable Funding Corp.,
                                           5.78% due 1/17/1996                           34,898,850       34,898,850    0.4
                                                                                     --------------   --------------  ------
                                                                                        327,039,516      327,039,516    3.8

US Government &               40,000,000   Federal Home Loan Bank, 5.65%
Agency Obligations**                       due 1/19/1996                                 39,874,444       39,874,444    0.5
                              40,000,000   Federal National Mortgage Association,
                                           5.65% due 1/19/1996                           39,874,444       39,874,444    0.5
                                                                                     --------------   --------------  ------
                                                                                         79,748,888       79,748,888    1.0

                                           Total Short-Term Investments                 406,788,404      406,788,404    4.8

Total Investments                                                                    $7,400,257,058    8,438,224,683   99.1
                                                                                     ==============
Other Assets Less Liabilities                                                                             72,772,032    0.9
                                                                                                      ==============  ======
Net Assets                                                                                            $8,510,996,715  100.0%
                                                                                                      ==============  ======

Net Asset         Class A--Based on net assets of $3,120,465,661 and 102,148,946 shares outstanding   $        30.55
Value:                                                                                                ==============
                  Class B--Based on net assets of $4,785,514,792 and 159,324,696 shares outstanding   $        30.04
                                                                                                      ==============
                  Class C--Based on net assets of $180,624,186 and 6,058,512 shares outstanding       $        29.81
                                                                                                      ==============
                  Class D--Based on net assets of $424,392,076 and 13,902,463 shares outstanding      $        30.53
                                                                                                      ==============


  *American Depositary Receipts (ADR).
 **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a)Formerly Lockheed Corp.
(b)Formerly National Medical Enterprises, Inc.



